Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Finished products	[1]	$ 931	$ 540

[1]	Includes amounts of $570 and $399 as of December 31, 2021 and 2020, respectively, with respect to inventory delivered to customers for which control has not been transferred.